Institutional Shares [Member] Expense Example, No Redemption - Institutional - Western Asset Institutional Liquid Reserves - Institutional Shares	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 18
Expense Example, No Redemption, 3 Years	73
Expense Example, No Redemption, 5 Years	133
Expense Example, No Redemption, 10 Years	$ 310